Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)
Impairment of Long-lived Assets
Impairment loss of investments	¥ 3,912		¥ 0	¥ 3,096
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Financial Guarantee liabilities
Gain on guarantee liability	¥ 6,871		¥ 9,662	¥ 27,035
Revenue recognized related to releasing of guarantee liabilities	536		9,662	27,035
Maximum potential future payment	431		11,158
Allowance for guarantee assets	434		171	387
Revenue recognition
Contract liabilities			1,714	1,885	¥ 6,890
Accounts receivable, net	1,569		18,627			$ 222
Impairment loss on equity investment	0		36,600	0
Impairment loss on equity investment without readily determinable fair values	¥ 0		50,000	0
Value added Tax ("VAT")
Percentage of value added tax	6.00%	6.00%
Segment reporting
Number of reportable segment | segment	1	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%	50.00%
Transfer of reserves	¥ 0
Profit appropriation to general reserve fund and statutory surplus fund	¥ 373		716	516
Operating lease term	12 months					12 months
Right-of-use assets	¥ 0
Lease liabilities	0
Underpayment of taxes	¥ 100					$ 15
Period of statue of limitation	10 years	10 years
Allowance for bad debts	¥ 10,701		7,107	4,396	¥ 369
Impairment of intangible assets	9,882		0	0
Amortization of intangible asset	0		0	3,526
Accounts receivable, net	1,569		18,627			222
Cost of revenues	38,191	$ 5,393	62,688	89,720
Accumulated deficit	(2,512,537)		(2,448,823)			$ (354,743)
General and administrative expenses	22,667	3,200	50,298	88,111
Net loss	(78,762)	$ (11,120)	(190,183)	(101,729)
Restatement adjustment
Impairment of Long-lived Assets
Impairment loss of investments				3,096
Revenue recognition
Accounts receivable, net			6,047
Statutory reserves
Allowance for bad debts				2,903
Amortization of intangible asset				¥ 3,688
Accounts receivable, net			¥ 6,047
Accumulated deficit	7,692
Net loss	2,433
Restatement adjustment | Additional Paid-in Capital [Member]
Statutory reserves
Cost of revenues	9,304
General and administrative expenses	¥ 6,871